Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share capital
Share capital, shares authorized, unlimited	Unlimited	Unlimited
Share capital, par value (in CAD per share)	$ 0	$ 0
Share capital, shares issued (in shares)	239	242
Share capital, shares outstanding (in shares)	239	242